Segments - Schedule of Total Segment Assets Reconciled to Combined Amounts (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Assets
Total assets for reportable segments	¥ 92,995,788	$ 13,298,222	¥ 24,674,093
Unallocated assets	14,561,638	2,082,287	21,553,493
Total combined assets	¥ 107,557,426	$ 15,380,509	¥ 46,227,586